Long-term investments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Loss on investments accounted for under the equity method (note 8)	$ (3,197)	$ (3,002)	$ (10,767)	$ (4,104)
Capital contributions to investments accounted for by the equity method investment	$ 10,997	$ 0	$ 19,868	$ 9,900